Prestige Variable Life Account of Great-West Life & Annuity Insurance Company

Annual Statement as of and for the year ended December 31, 2020 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Prestige Variable Life Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Prestige Variable Life Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2020, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

May 6, 2021

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

PRESTIGE VARIABLE LIFE ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
ALGER SMALL CAP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF APPRECIATION PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP ASSET MANAGER PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP CONTRAFUND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP GROWTH PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP HIGH INCOME PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP INDEX 500 PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
FIDELITY VIP OVERSEAS PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GOLDMAN SACHS VIT LARGE CAP VALUE FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
JANUS HENDERSON VIT OVERSEAS PORTFOLIO	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
NVIT EMERGING MARKETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP EMERGING MARKETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
VAN ECK VIP GLOBAL HARD ASSETS FUND	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO	BNY MELLON VIF APPRECIATION PORTFOLIO

ASSETS:
Investments at fair value (1)	$216,996	1,189,538	$496,527	$416,584	$7,030	$973,501
Receivable units of the account sold	1	0	1	0	1	0
Receivable from the general account

Total assets	216,997	1,189,538	496,528	416,584	7,031	973,501

NET ASSETS	$216,997	1,189,538	$496,528	$416,584	$7,031	$973,501

NET ASSETS REPRESENTED BY:
Accumulation units	$216,997	1,189,538	$496,528	$416,584	$7,031	$973,501

ACCUMULATION UNITS OUTSTANDING	659	2,892	1,981	1,164	55	5,548

UNIT VALUE (ACCUMULATION)	$329.30	411.26	$250.68	$358.01	$127.75	$175.48

(1) Cost of investments:	$171,120	$708,584	$291,724	$240,803	$5,361	$795,935
Shares of investments:	2,171	12,735	14,938	9,303	149	20,634

The accompanying notes are an integral part of these financial statements.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO

ASSETS:
Investments at fair value (1)	$402,757	$70,579	$260,516	$30,905	$462,611	$680,516
Receivable units of the account sold	0	0	0	0	0	0
Receivable from the general account

Total assets	402,757	70,579	260,516	30,905	462,611	680,516

NET ASSETS	$402,757	$70,579	$260,516	$30,905	$462,611	$680,516

NET ASSETS REPRESENTED BY:
Accumulation units	$402,757	$70,579	$260,516	$30,905	$462,611	$680,516

ACCUMULATION UNITS OUTSTANDING	3,075	3,176	4,446	210	4,686	3,652

UNIT VALUE (ACCUMULATION)	$131.00	$22.22	$58.59	$147.24	$98.72	$186.36

(1) Cost of investments:	$292,248	$53,757	$166,961	$22,924	$401,073	$414,472
Shares of investments:	11,288	2,651	8,257	1,094	27,149	14,127

The accompanying notes are an integral part of these financial statements.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

ASSETS:
Investments at fair value (1)	$194,459	$54,577	$1,228,661	$52,710	$2,073,143	$203,025
Receivable units of the account sold	0	1	0	1		0
Receivable from the general account	7,640

Total assets	194,460	54,578	1,228,662	52,711	2,073,143	203,025

NET ASSETS	$194,460	$54,578	$1,228,662	$52,711	$2,073,143	$203,025

NET ASSETS REPRESENTED BY:
Accumulation units	$194,460	$54,578	$1,228,662	$52,711	$2,073,143	$203,025

ACCUMULATION UNITS OUTSTANDING	43,110	322	3,192	514	2,847	3,044

UNIT VALUE (ACCUMULATION)	$4.55	$169.21	$384.89	$102.46	$728.26	$66.69

(1) Cost of investments:	$194,459	$20,187	$632,577	$53,055	$973,717	$186,688
Shares of investments:	194,459	704	11,929	9,927	5,579	14,409

The accompanying notes are an integral part of these financial statements.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT LARGE CAP VALUE FUND	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO

ASSETS:
Investments at fair value (1)	$218,956	$914,357	$45,787	$147,851	$44,070	$117,714
Receivable units of the account sold	1	1	0		1
Receivable from the general account

Total assets	218,957	914,357	45,787	147,851	44,071	117,714

NET ASSETS	$218,957	$914,357	$45,787	$147,851	$44,071	$117,714

NET ASSETS REPRESENTED BY:
Accumulation units	$218,957	$914,357	$45,787	$147,851	$44,071	$117,714

ACCUMULATION UNITS OUTSTANDING	2,712	27,875	739	3,052	1,276	3,223

UNIT VALUE (ACCUMULATION)	$80.74	$32.80	$61.93	$48.45	$34.53	$36.52

(1) Cost of investments:	$152,676	$952,207	$38,161	$120,235	$40,519	$89,632
Shares of investments:	8,256	98,636	2,967	7,363	3,152	3,081

The accompanying notes are an integral part of these financial statements.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	NVIT EMERGING MARKETS FUND	VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND

ASSETS:
Investments at fair value (1)	$42,520	$19,890	$5,519
Receivable units of the account sold			0
Receivable from the general account

Total assets	42,520	19,890	5,519

NET ASSETS
	$42,520	$19,890	$5,519
NET ASSETS REPRESENTED BY:
Accumulation units	$42,520	$19,890	$5,519

ACCUMULATION UNITS OUTSTANDING	2,693	319	103

UNIT VALUE (ACCUMULATION)	$15.79	$62.25	$53.50

(1) Cost of investments:	$33,844	$15,166	$5,375
Shares of investments:	2,885	1,178	246

The accompanying notes are an integral part of these financial statements.	(Concluded)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO	BNY MELLON VIF APPRECIATION PORTFOLIO

INVESTMENT INCOME:
Dividends	$	$1,688	$(0)	$3,474	$63	$6,195

NET INVESTMENT INCOME (LOSS)		1,688	(0)	3,474	63	6,195

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	14,755	109,999	35,751	9,984	184	1,849
Realized gain distributions	27,714	150,935	53,631	23,304	69	62,506

Net realized gain (loss) on investments	42,469	260,934	89,382	33,289	253	64,356

Change in net unrealized appreciation (depreciation) on investments	23,409	282,102	124,748	135,688	1,059	105,204

Net realized and unrealized gain (loss) on investments	65,878	543,036	214,129	168,977	1,312	169,560

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,878	$544,724	$214,129	$172,450	$1,375	$175,755

The accompanying notes are an integral part of these financial statements.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2	FIDELITY VIP ASSET MANAGER PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO

INVESTMENT INCOME:
Dividends	$2,633	$—	$0	$0	$6,345	$1,468

NET INVESTMENT INCOME (LOSS)	2,633	—	0	0	6,345	1,468

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	10,471	(8)	16,655	3,101	2,077	19,761
Realized gain distributions	24,043	—	14,407	883	5,507	3,006

Net realized gain (loss) on investments	34,514	(8)	31,062	3,984	7,584	22,767

Change in net unrealized appreciation (depreciation) on investments	46,977	5,641	54,059	3,830	46,824	139,441

Net realized and unrealized gain (loss) on investments	81,490	5,633	85,121	7,814	54,408	162,208

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,123	$5,633	$85,121	$7,814	$60,753	$163,677

The accompanying notes are an integral part of these financial statements.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

INVESTMENT INCOME:
Dividends	$607	$6	$756	$2,517	$31,447	$4,217

NET INVESTMENT INCOME (LOSS)	607	6	756	2,517	31,447	4,217

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	—	2,692	59,741	(982)	37,653	618
Realized gain distributions	—	2,359	96,618	—	5,647	67

Net realized gain (loss) on investments	—	5,051	156,359	(982)	43,300	685

Change in net unrealized appreciation (depreciation) on investments	—	17,697	234,598	(209)	245,172	10,807

Net realized and unrealized gain (loss) on investments	—	22,748	390,957	(1,192)	288,473	11,492

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$607	$22,753	$391,713	$1,326	$319,920	$15,709

The accompanying notes are an integral part of these financial statements.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT LARGE CAP VALUE FUND	GOLDMAN SACHS VIT STRATEGIC GROWTH FUND	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO

INVESTMENT INCOME:
Dividends	$848	$9,474	$35	$1,153	$1,041	$1,355

NET INVESTMENT INCOME (LOSS)	848	9,474	35	1,153	1,041	1,355

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	3,286	(10,870)	(1,211)	4,819	55	801
Realized gain distributions	812	12,469	3,409	5,791	—	—

Net realized gain (loss) on investments	4,098	1,599	2,198	10,611	55	801

Change in net unrealized appreciation (depreciation) on investments	26,880	18,738	10,394	12,066	3,062	15,357

Net realized and unrealized gain (loss) on investments	30,978	20,337	12,592	22,676	3,117	16,158

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,826	$29,811	$12,627	$23,829	$4,158	$17,513

The accompanying notes are an integral part of these financial statements.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	NVIT EMERGING MARKETS FUND	VAN ECK VIP EMERGING MARKETS FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND

INVESTMENT INCOME:
Dividends	$568	$337	$39

NET INVESTMENT INCOME (LOSS)	568	337	39

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	94	171	(254)
Realized gain distributions	—	507	—

Net realized gain (loss) on investments	94	678	(254)

Change in net unrealized appreciation (depreciation) on investments	4,290	1,994	1,228

Net realized and unrealized gain (loss) on investments	4,385	2,673	974

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,953	$3,010	$1,013

The accompanying notes are an integral part of these financial statements.	(Concluded)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$0	$—	$1,688	$—	$(0)	$—
Net realized gain (loss) on investments	42,469	27,082	260,934	32,104	89,382	43,605
Change in net unrealized appreciation (depreciation) on investments	23,409	19,313	282,102	147,958	124,748	40,477

Increase (decrease) in net assets resulting from operations	65,878	46,395	544,724	180,062	214,129	84,082

CONTRACT TRANSACTIONS:
Proceeds from units sold	5,435	5,586	24,153	23,700	13,020	12,521
Transfers for contract benefits and terminations	(7,259)	(14,160)	(31,747)	(45,291)	(52,750)	(16,460)
Net transfers	(2,462)	(1,445)	(183,672)	15,527	(39,429)	2,747
Contract maintenance charges	(455)	(594)	0	(934)	(628)	(851)
Other, net	(21,612)	356	(106)	168	1,932	233

Increase (decrease) in net assets resulting from contract transactions	(26,353)	(10,257)	(191,373)	(6,830)	(77,855)	(1,810)

Total increase (decrease) in net assets	39,524	36,138	353,351	173,232	136,274	82,272

NET ASSETS:
Beginning of period	177,473	141,335	836,187	662,955	360,254	277,982

End of period	$216,997	$177,473	$1,189,538	$836,187	$496,528	$360,254

CHANGES IN UNITS OUTSTANDING:
Units issued	23	30	76	174	115	168
Units redeemed	(128)	(79)	(579)	(209)	(499)	(180)

Net increase (decrease)	(105)	(49)	(503)	(35)	(385)	(12)

The accompanying notes are an integral part of these financial statements.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	ALGER SMALL CAP GROWTH PORTFOLIO		BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO		BNY MELLON VIF APPRECIATION PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,474	$—	$63	$80	$6,195	$8,003
Net realized gain (loss) on investments	33,289	27,673	253	510	64,356	76,505
Change in net unrealized appreciation (depreciation) on investments	135,688	50,135	1,059	975	105,204	123,678

Increase (decrease) in net assets resulting from operations	172,450	77,808	1,375	1,565	175,755	208,186

CONTRACT TRANSACTIONS:
Proceeds from units sold	12,375	12,176	1,333	1,089	20,469	21,189
Transfers for contract benefits and terminations	(11,411)	(88,233)	(1,258)	(1,520)	(29,981)	(38,981)
Net transfers	(31,052)	1,714	(117)	(60)	50,378	(19,040)
Contract maintenance charges	(403)	(557)	(53)	(71)	(60)	(167)
Other, net	11	(259)	—	—	—	(65)

Increase (decrease) in net assets resulting from contract transactions	(30,479)	(75,159)	(95)	(562)	40,806	(37,064)

Total increase (decrease) in net assets	141,971	2,649	1,280	1,003	216,561	171,122

NET ASSETS:
Beginning of period	274,613	271,964	5,751	4,748	756,940	585,818

End of period	$416,584	$274,613	$7,031	$5,751	$973,501	$756,940

CHANGES IN UNITS OUTSTANDING:
Units issued	105	119	15	13	496	174
Units redeemed	(224)	(479)	(16)	(19)	(283)	(459)

Net increase (decrease)	(118)	(360)	(1)	(6)	212	(285)

The accompanying notes are an integral part of these financial statements.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	BNY MELLON VIF GROWTH AND INCOME PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 1
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,633	$3,398	$—	$—	$0	$—
Net realized gain (loss) on investments	34,514	50,711	(8)	369	31,062	23,163
Change in net unrealized appreciation (depreciation) on investments	46,977	25,462	5,641	8,913	54,059	71,146

Increase (decrease) in net assets resulting from operations	84,123	79,571	5,633	9,282	85,121	94,309

CONTRACT TRANSACTIONS:
Proceeds from units sold	16,395	17,561	1,949	1,977	5,143	7,841
Transfers for contract benefits and terminations	(33,459)	(36,226)	(2,367)	(3,779)	(45,497)	(61,972)
Net transfers	6,361	(10,020)	2,809	512	(5,006)	(7,304)
Contract maintenance charges	(611)	(874)		(75)	(495)	(843)
Other, net	(893)	(117)	1,217	101	(138)	82

Increase (decrease) in net assets resulting from contract transactions	(12,207)	(29,676)	3,609	(1,264)	(45,994)	(62,196)

Total increase (decrease) in net assets	71,916	49,895	9,242	8,018	39,127	32,113

NET ASSETS:
Beginning of period	330,841	280,946	61,337	53,319	221,389	189,276

End of period	$402,757	$330,841	$70,579	$61,337	$260,516	$221,389

CHANGES IN UNITS OUTSTANDING:
Units issued	374	266	360	134	490	327
Units redeemed	(448)	(570)	(190)	(197)	(1,568)	(2,138)

Net increase (decrease)	(74)	(304)	170	(63)	(1,078)	(1,811)

The accompanying notes are an integral part of these financial statements.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND - CLASS 2		FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$0	$	$6,345	$7,124	$1,468	$2,434
Net realized gain (loss) on investments	3,984	3,683	7,584	16,102	22,767	91,393
Change in net unrealized appreciation (depreciation) on investments	3,830	6,441	46,824	41,715	139,441	57,840

Increase (decrease) in net assets resulting from operations	7,814	10,124	60,753	64,941	163,677	151,667

CONTRACT TRANSACTIONS:
Proceeds from units sold	3,654	2,791	10,933	12,094	21,061	23,154
Transfers for contract benefits and terminations	(4,393)	(5,097)	(27,436)	(18,380)	(41,992)	(124,084)
Net transfers	(1,943)	(2,062)	1,000	(1,061)	(9,847)	(26,677)
Contract maintenance charges	(39)	(53)	(445)	(696)	(1,138)	(1,548)
Other, net			681	405	(1,498)	(57)

Increase (decrease) in net assets resulting from contract transactions	(2,722)	(4,421)	(15,268)	(7,638)	(33,414)	(129,212)

Total increase (decrease) in net assets	5,091	5,703	45,485	57,303	130,263	22,455

NET ASSETS:
Beginning of period	25,814	20,111	417,126	359,823	550,253	527,798

End of period	$30,905	$25,814	$462,611	$417,126	$680,516	$550,253

CHANGES IN UNITS OUTSTANDING:
Units issued	161	37	178	186	131	192
Units redeemed	(207)	(90)	(346)	(283)	(335)	(1,203)

Net increase (decrease)	(46)	(53)	(168)	(97)	(204)	(1,011)

The accompanying notes are an integral part of these financial statements.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$607	$3,807	$6	$48	$756	$2,237
Net realized gain (loss) on investments	0		5,051	7,917	156,359	90,339
Change in net unrealized appreciation (depreciation) on investments			17,697	3,297	234,598	152,100

Increase (decrease) in net assets resulting from operations	607	3,807	22,753	11,262	391,713	244,676

CONTRACT TRANSACTIONS:
Proceeds from units sold	116,028	121,660	1,439	1,540	27,057	29,186
Transfers for contract benefits and terminations	(81,851)	(165,192)	(2,198)	(7,071)	(38,536)	(49,469)
Net transfers	(25,053)	47,622	(1,960)	(366)	(75,803)	(22,341)
Contract maintenance charges	(1,098)	(1,347)	(110)	(165)		(569)
Other, net	5,380	4,608			(24)	(392)

Increase (decrease) in net assets resulting from contract transactions	13,406	7,351	(2,828)	(6,062)	(87,306)	(43,585)

Total increase (decrease) in net assets	14,013	11,158	19,926	5,200	304,407	201,091

NET ASSETS:
Beginning of period	188,087	176,929	34,652	29,452	924,254	723,163

End of period	$202,100	$188,087	$54,578	$34,652	$1,228,661	$924,254

CHANGES IN UNITS OUTSTANDING:
Units issued	39,314	40,860	12	19	93	136
Units redeemed	(37,719)	(39,184)	(34)	(87)	(356)	(312)

Net increase (decrease)	1,596	1,676	(23)	(68)	(263)	(176)

The accompanying notes are an integral part of these financial statements.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	FIDELITY VIP HIGH INCOME PORTFOLIO		FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,517	$3,496	$31,447	$31,927	$4,217	$4,468
Net realized gain (loss) on investments	(982)	(494)	43,300	144,526	685	19
Change in net unrealized appreciation (depreciation) on investments	(209)	6,405	245,172	264,739	10,807	10,326

Increase (decrease) in net assets resulting from operations	1,326	9,407	319,920	441,192	15,709	14,813

CONTRACT TRANSACTIONS:
Proceeds from units sold	2,874	2,910	44,495	43,489	6,830	6,787
Transfers for contract benefits and terminations	(3,617)	(5,667)	(52,206)	(218,984)	(5,105)	(7,577)
Net transfers	2,030	(1,657)	15,124	(4,533)	12,871	5,155
Contract maintenance charges	(166)	(255)	(2,158)	(3,064)	(295)	(370)
Other, net	(19,624)	(8)	2,992	819	2,577	601

Increase (decrease) in net assets resulting from contract transactions	(18,504)	(4,677)	8,248	(182,273)	16,878	4,596

Total increase (decrease) in net assets	(17,178)	4,730	328,168	258,919	32,587	19,409

NET ASSETS:
Beginning of period	69,889	65,159	1,744,975	1,486,056	170,438	151,029

End of period	$52,711	$69,889	$2,073,143	$1,744,975	$203,025	$170,438

CHANGES IN UNITS OUTSTANDING:
Units issued	60	51	153	90	609	267
Units redeemed	(248)	(102)	(140)	(426)	(361)	(188)

Net increase (decrease)	(189)	(51)	13	(336)	248	79

The accompanying notes are an integral part of these financial statements.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	FIDELITY VIP OVERSEAS PORTFOLIO		GOLDMAN SACHS VIT LARGECAP VALUE FUND		GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$848	$3,085	$9,474	$10,184	$35	$99
Net realized gain (loss) on investments	4,098	7,448	1,599	14,126	2,198	3,810
Change in net unrealized appreciation (depreciation)on investments	26,880	31,692	18,738	125,521	10,394	5,858

Increase (decrease) in net assets resulting from operations	31,826	42,225	29,811	149,831	12,627	9,767

CONTRACT TRANSACTIONS:
Proceeds from units sold	6,991	6,701	21,254	22,818	342	347
Transfers for contract benefits and terminations	(11,777)	(11,127)	(35,312)	(40,257)	(1,234)	(1,552)
Net transfers	(615)	2,659	161,657	21,451	(2,514)	961
Contract maintenance charges	(231)	(334)	0	(343)	(126)	(90)
Other, net	1,645	(19)	(705)	(407)	0	(65)

Increase (decrease) in net assets resulting from contract transactions	(3,987)	(2,120)	146,894	3,262	(3,531)	(399)

Total increase (decrease) in net assets	27,839	40,105	176,705	153,093	9,096	9,368

NET ASSETS:
Beginning of period	191,118	151,013	737,652	584,559	36,691	27,323

End of period	$218,957	$191,118	$914,357	$737,652	$45,787	$36,691

CHANGES IN UNITS OUTSTANDING:
Units issued	261	193	6,024	1,509	145	44
Units redeemed	(286)	(219)	(1,532)	(1,460)	(238)	(52)

Net increase (decrease)	(25)	(26)	4,492	49	(93)	(8)

The accompanying notes are an integral part of these financial statements.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,153	$1,617	$1,041	$1,145	$1,355	$2,748
Net realized gain (loss) on investments	10,611	6,366	55	(109)	801	(32,826)
Change in net unrealized appreciation (depreciation) on investments	12,066	19,265	3,062	2,516	15,357	60,338

Increase (decrease) in net assets resulting from operations	23,830	27,248	4,158	3,552	17,513	30,260

CONTRACT TRANSACTIONS:
Proceeds from units sold	4,666	4,593	425	432	3,915	3,388
Transfers for contract benefits and terminations	(12,649)	(6,758)	(1,251)	(1,535)	(11,820)	(91,234)
Net transfers	(292)	(527)	(367)		3,204	820
Contract maintenance charges	(221)	(214)	(43)	(56)	(345)	(406)
Other, net	(902)	(133)	18	16	94	1

Increase (decrease) in net assets resulting from contract transactions	(9,398)	(3,039)	(1,218)	(1,143)	(4,952)	(87,431)

Total increase (decrease) in net assets	14,432	24,209	2,940	2,409	12,562	(57,171)

NET ASSETS:
Beginning of period	133,419	109,210	41,131	38,722	105,152	162,323

End of period	$147,851	$133,419	$44,071	$41,131	$117,714	$105,152

CHANGES IN UNITS OUTSTANDING:
Units issued	263	199	15	17	339	354
Units redeemed	(448)	(280)	(52)	(55)	(465)	(3,571)

Net increase (decrease)	(185)	(81)	(37)	(38)	(125)	(3,217)

The accompanying notes are an integral part of these financial statements.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS
	NVIT EMERGING MARKETS FUND		VAN ECK VIP EMERGING MARKETS FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$568	$727	$337	$71	$39	$
Net realized gain (loss) on investments	94	143	678	1,043	(254)	(1,624)
Change in net unrealized appreciation (depreciation) on investments	4,290	5,915	1,995	2,904	1,228	2,181

Increase (decrease) in net assets resulting from operations	4,953	6,785	3,010	4,018	1,013	557

CONTRACT TRANSACTIONS:
Proceeds from units sold	958	996	1,247	1,763	239	240
Transfers for contract benefits and terminations	(571)	(715)	(1,093)	(2,325)	(114)	(289)
Net transfers	119	14	(2)	(301)	90	(1,764)
Contract maintenance charges	0	(37)	(61)	(90)	(35)	(48)
Other, net	0		0	(118)	(11)	(12)

Increase (decrease) in net assets resulting from contract transactions	505	258	90	(1,071)	169	(1,873)

Total increase (decrease) in net assets	5,459	7,043	3,101	2,947	1,182	(1,316)

NET ASSETS:
Beginning of period	37,061	30,018	16,789	13,842	4,337	5,653

End of period	$42,520	$37,061	$19,890	$16,789	$5,519	$4,337

CHANGES IN UNITS OUTSTANDING:
Units issued	98	89	33	39	16	10
Units redeemed	(56)	(70)	(30)	(63)	(9)	(54)

Net increase (decrease)	42	19	3	(24)	7	(44)

The accompanying notes are an integral part of these financial statements.	(Concluded)

PRESTIGE VARIABLE LIFE ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTSYEAR ENDED DECEMBER 31, 2020

1.                            ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prestige Variable Life Account (the Series Account), formerly, Variable Life Account I Series Account, a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund. The Series Account which was established to support variable universal life policies, is no longer being sold.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel strain of coronavirus, specifically identified as ‘COVID-19’, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Investment Divisions in future periods.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 — Unadjusted quoted prices for identical securities in active markets.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 — Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2020, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from units sold from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Other, Net

The amounts reported as Other, net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts and loan repayments to participant accounts.

2.                            PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

Investment Division	Purchases	Sales
Alger Capital Appreciation Portfolio	$3,306	$29,660
Alger Large Cap Growth Portfolio	19,217	210,744
Alger Mid Cap Growth Portfolio	11,555	89,364
Alger Small Cap Growth Portfolio	24,582	55,071
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	1,196	1,160
BNY Mellon VIF Appreciation Portfolio	146,014	37,626
BNY Mellon VIF Growth And Income Portfolio	53,714	39,883
Columbia Variable Portfolio - Select Small Cap Value Fund	6,783	3,174
Columbia Variable Portfolio - Seligman Global Technology Fund - Class I	33,912	65,498
Columbia Variable Portfolio - Seligman Global Technology Fund Class II	18,438	20,277
Fidelity VIP Asset Manager Portfolio	13,528	26,177
Fidelity VIP Contrafund Portfolio	13,911	43,982
Fidelity VIP Government Money Market Portfolio	149,975	143,608
Fidelity VIP Growth Opportunities Portfolio	2,534	3,582
Fidelity VIP Growth Portfolio	105,980	110,654
Fidelity VIP High Income Portfolio	4,842	22,964
Fidelity VIP Index 500 Portfolio	86,175	66,598
Fidelity VIP Investment Grade Bond Portfolio	3,778	20,106
Fidelity VIP Overseas Portfolio	14,272	17,419
Goldman Sachs VIT Large Cap Value Fund	186,475	39,582
Goldman Sachs VIT Strategic Growth Fund	7,401	10,933
Goldman Sachs VIT US Equity Insights Fund	8,638	18,035
Janus Henderson Vit Flexible Bond Portfolio Instituitional Shares	1,065	1,661
Janus Henderson VIT Overseas Portfolio Institutional Shares	8,252	12,536
NVIT Emerging Markets Fund	1,611	655
Van Eck VIP Emerging Markets Fund	2,174	1,239
Van Eck VIP Global Hard Assets Fund	563	354

3.                            EXPENSES AND RELATED PARTY TRANSACTIONS

Payment Expense Charge

The Company deducts a payment expense charge of 6.00% from premium payments received from policyholders. This charge compensates the Company for sales and marketing expenses and certain taxes that are incurred. This deduction is taken by the Company prior to the purchase of fund shares. The payment expense charge consists of a 3.00% front-end sales load, to partially compensate the Company for sales expenses, a 2.00% premium tax charge, to compensate the Company for state and local premium taxes, and a 1.00% deferred acquisition cost charge to reimburse the Company for expenses incurred from federal taxes for deferred acquisition costs. This charge is netted with Proceeds from units sold on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company deducts from each participant’s account a fee of $10 for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charge Incurred for Partial Surrenders

The Company deducts from each participant’s account a maximum fee of $25 for all partial withdrawals. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Monthly Deductions from Policyholder Accounts

Starting on the policy date and on each monthly processing date before the final payment date, a monthly charge is deducted from each participant’s policy value. This monthly charge is to compensate the Company for the cost of insurance, mortality and expense risk, administration expenses, expense charges and charges for riders chosen by the policyholder as described below. After the final payment date, only the mortality and expense risk charge is deducted on each monthly processing date.

The Company assesses a monthly cost of insurance charge to compensate for underwriting the death benefit. The cost of insurance rate depends on a number of factors specific to each individual insured (including age, sex, and underwriting class), as well as the policy value and the number of months since the policy date, that cause it to vary from policy to policy and from month to month.

The Company assumes mortality and expense risks and deducts a charge at each monthly processing date equal to an annual rate of 0.35% of each participant’s policy value for the first 10 policy years and 0.10% thereafter.

The Company deducts a $7.50 monthly administration fee each month through the final payment date.

The Company deducts a monthly expense charge for the first 120 policy months after the policy date. The initial charge for each $1,000 of face amount is based on the issue age, sex and underwriting class of the insured on the policy date. This charge generally increases with the age of the insured.

The Company deducts a monthly rider charge for any supplemental insurance benefits added to a policy, such as a disability waiver of payment rider, an accelerated death benefit rider, a guaranteed death benefit rider, other insured term insurance rider, or term life insurance rider.

These monthly deductions, which are made directly to contract owner accounts through the redemption of units, are collectively referred to as Contract maintenance charges in the Statement of Changes in Net Assets of the applicable Investment Divisions.

4.                            SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, May 6, 2021. No subsequent events requiring adjustments or disclosures have occurred.

5.                            FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.

The Expense Ratio represents the annualized contract expenses of the respective Investment Divisions of the Series Account for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units.  Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12- month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

PRESTIGE VARIABLE LIFE ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

ALGER CAPITAL APPRECIATION PORTFOLIO
2020	1		$329.30	$217	0.00%	0.00%	41.75%
2019	1		$232.29	$177	0.00%	0.00%	33.58%
2018	1		$173.84	$141	0.09%	0.00%	(0.10)%
2017	1		$174.11	$148	0.16%	0.00%	31.08%
2016	1		$132.80	$127	0.21%	0.00%	0.53%
ALGER LARGE CAP GROWTH PORTFOLIO
2020	3		$411.26	$1,190	0.18%	0.00%	67.03%
2019	3		$246.23	$836	0.00%	0.00%	27.43%
2018	3		$193.23	$663	0.00%	0.00%	2.21%
2017	4		$189.06	$686	0.00%	0.00%	28.46%
2016	4		$147.15	$548	0.00%	0.00%	(0.84)%
ALGER MID CAP GROWTH PORTFOLIO					%	%	%
2020	2		$250.68	$497	0.00%	0.00%	64.63%
2019	2		$152.26	$360	0.00%	0.00%	30.26%
2018	2		$116.90	$278	0.00%	0.00%	(7.44)%
2017	2		$126.29	$313	0.00%	0.00%	29.79%
2016	3		$97.30	$255	0.00%	0.00%	0.94%
ALGER SMALL CAP GROWTH PORTFOLIO
2020	1		$358.01	$417	1.18%	0.00%	67.15%
2019	1		$214.21	$275	0.00%	0.00%	29.34%
2018	2		$165.63	$272	0.00%	0.00%	1.44%
2017	2		$163.30	$277	0.00%	0.00%	28.73%
2016	2		$126.84	$221	0.00%	0.00%	6.27%
BNY MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO
2020	0	*	$127.75	$7	1.15%	0.00%	24.14%
2019	0	*	$102.70	$6	1.48%	0.00%	34.35%
2018	0	*	$76.58	$5	1.76%	0.00%	(4.40)%
2017	0	*	$79.57	$5	1.11%	0.00%	15.33%
2016	0	*	$69.62	$8	1.27%	0.00%	10.26%
BNY MELLON VIF APPRECIATION PORTFOLIO
2020	6		$175.48	$974	0.86%	0.00%	23.69%
2019	5		$141.88	$757	1.16%	0.00%	36.10%
2018	6		$104.24	$586	1.26%	0.00%	(6.85)%
2017	6		$111.90	$626	1.34%	0.00%	27.33%
2016	6		$87.89	$510	1.64%	0.00%	7.91%
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
2020	3		$131.00	$403	0.84%	0.00%	24.63%
2019	3		$105.13	$331	1.08%	0.00%	29.12%
2018	3		$81.41	$281	0.80%	0.00%	(4.68)%
2017	4		$85.41	$311	0.75%	0.00%	19.71%
2016	4		$71.35	$255	1.22%	0.00%	10.02%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return

COLUMBIA VARIABLE PORTFOLIO - SELECT SMALL CAP VALUE FUND
2020	3		$22.22	$71	0.00%	0.00%	8.92%
2019	3		$20.40	$61	0.00%	0.00%	17.44%
2018	3		$17.37	$53	0.00%	0.00%	(12.82)%
2017	3		$19.92	$63	0.00%	0.00%	12.07%
2016	4		$17.78	$68	0.00%	0.00%	13.68%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND CLASS 1
2020	4		$58.59	$261	0.00%	0.00%	46.18%
2019	6		$40.08	$221	0.00%	0.00%	55.31%
2018	7		$25.81	$189	0.00%	0.00%	(8.15)%
2017	7		$28.10	$199	0.00%	0.00%	35.21%
2016	7		$20.78	$151	0.00%	0.00%	19.43%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND CLASS 2
2020	0	*	$147.24	$31	0.00%	0.00%	45.80%
2019	0	*	$100.84	$26	0.00%	0.00%	54.97%
2018	0	*	$65.08	$20	0.00%	0.00%	(8.45)%
2017	0	*	$70.93	$8	0.00%	0.00%	34.92%
2016	0	*	$52.83	$7	0.00%	0.00%	19.39%
FIDELITY VIP ASSET MANAGER PORTFOLIO
2020	5		$98.72	$463	1.64%	0.00%	14.87%
2019	5		$85.93	$417	1.82%	0.00%	18.25%
2018	5		$72.68	$360	1.72%	0.00%	(5.35)%
2017	5		$76.79	$379	1.73%	0.00%	14.10%
2016	6		$67.30	$411	1.48%	0.00%	3.08%
FIDELITY VIP CONTRAFUND PORTFOLIO
2020	4		$186.36	$681	0.27%	0.00%	30.57%
2019	4		$142.74	$550	0.44%	0.00%	31.58%
2018	5		$108.47	$528	0.70%	0.00%	(6.38)%
2017	5		$115.87	$601	1.01%	0.00%	21.87%
2016	5		$95.07	$511	0.83%	0.00%	8.00%
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO
2020	43		$4.55	$194	0.33%	0.00%	0.34%
2019	42		$4.53	$188	2.00%	0.00%	2.03%
2018	40		$4.44	$177	1.62%	0.00%	1.65%
2017	53		$4.37	$231	0.67%	0.00%	0.67%
2016	54		$4.34	$232	0.20%	0.00%	0.23%
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
2020	1		$169.21	$55	0.01%	0.00%	68.66%
2019	0	*	$100.44	$35	0.14%	0.00%	40.84%
2018	0	*	$71.31	$29	0.12%	0.00%	12.46%
2017	0	*	$63.33	$27	0.30%	0.00%	34.51%
2016	0	*	$47.09	$22	0.33%	0.00%	0.38%

*The Investment Division has units that round to less than 1,000 units.	(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS

	At December 31			For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
FIDELITY VIP GROWTH PORTFOLIO
2020	3	$384.89	$1,229	0.08%	0.00%	43.89%
2019	3	$267.51	$924	0.26%	0.00%	34.31%
2018	4	$199.16	$723	0.24%	0.00%	(0.17)%
2017	4	$199.48	$749	0.22%	0.00%	35.13%
2016	4	$147.60	$613	0.04%	0.00%	0.79%
FIDELITY VIP HIGH INCOME PORTFOLIO
2020	1	$102.46	$53	5.35%	0.00%	2.75%
2019	1	$99.70	$70	5.17%	0.00%	15.11%
2018	1	$86.65	$65	5.80%	0.00%	(3.29)%
2017	1	$89.54	$63	5.48%	0.00%	6.93%
2016	1	$83.75	$53	5.60%	0.00%	14.55%
FIDELITY VIP INDEX 500 PORTFOLIO
2020	3	$728.26	$2,073	1.94%	0.00%	18.24%
2019	3	$615.95	$1,745	1.95%	0.00%	31.35%
2018	3	$468.94	$1,486	1.90%	0.00%	(4.49)%
2017	3	$490.98	$1,542	1.42%	0.00%	21.71%
2016	5	$403.40	$1,935	1.52%	0.00%	11.86%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2020	3	$66.69	$203	2.51%	0.00%	9.39%
2019	3	$60.96	$170	2.75%	0.00%	9.67%
2018	3	$55.59	$151	2.45%	0.00%	(0.53)%
2017	3	$55.88	$154	2.45%	0.00%	4.22%
2016	3	$53.63	$139	1.95%	0.00%	4.75%
FIDELITY VIP OVERSEAS PORTFOLIO
2020	3	$80.74	$219	0.49%	0.00%	15.62%
2019	3	$69.83	$191	1.76%	0.00%	27.77%
2018	3	$54.66	$151	1.61%	0.00%	(14.81)%
2017	3	$64.15	$178	1.44%	0.00%	30.28%
2016	3	$49.24	$139	1.45%	0.00%	(5.07)%
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
2020	28	$32.80	$914	1.54%	0.00%	3.98%
2019	23	$31.55	$738	1.54%	0.00%	25.93%
2018	23	$25.05	$585	1.32%	0.00%	(8.46)%
2017	23	$27.36	$631	1.88%	0.00%	9.86%
2016	21	$24.91	$528	2.15%	0.00%	11.60%
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
2020	1	$61.93	$46	0.10%	0.00%	40.50%
2019	1	$44.10	$37	0.30%	0.00%	35.53%
2018	1	$32.53	$27	0.54%	0.00%	(1.04)%
2017	1	$32.87	$29	0.52%	0.00%	30.66%
2016	1	$25.14	$24	0.46%	0.00%	1.95%

(Continued)

PRESTIGE VARIABLE LIFE ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value	Net Assets (000s)	Investment Income Ratio	Expense Ratio	Total Return
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
2020	3		$48.45	$148	0.93%	0.00%	17.55%
2019	3		$41.22	$133	1.31%	0.00%	25.21%
2018	3		$32.91	$109	1.24%	0.00%	(6.19)%
2017	3		$35.09	$120	1.42%	0.00%	24.07%
2016	4		$28.28	$100	1.23%	0.00%	10.73%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUITIONAL SHARES
2020	1		$34.53	$44	2.62%	0.00%	10.25%
2019	1		$31.33	$41	2.84%	0.00%	9.28%
2018	1		$28.66	$39	2.86%	0.00%	(1.28)%
2017	1		$29.04	$38	2.44%	0.00%	3.35%
2016	1		$28.08	$41	2.18%	0.00%	2.18%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUITIONAL SHARES
2020	3		$36.52	$118	1.48%	0.00%	16.29%
2019	3		$31.41	$105	2.07%	0.00%	27.02%
2018	7		$24.73	$162	1.74%	0.00%	(14.94)%
2017	7		$29.07	$197	1.67%	0.00%	31.12%
2016	7		$22.17	$157	4.91%	0.00%	(6.46)%
NVIT EMERGING MARKETS FUND
(Effective date 07/29/2016)
2020	3		$15.79	$43	1.80%	0.00%	12.92%
2019	3		$13.99	$37	2.18%	0.00%	22.58%
2018	3		$11.41	$30	0.40%	0.00%	(17.71)%
2017	3		$13.86	$37	0.97%	0.00%	41.09%
2016	3		$9.82	$26	0.80%	0.00%	(1.75)%
VAN ECK VIP EMERGING MARKETS FUND
2020	0	*	$62.25	$20	2.24%	0.00%	17.25%
2019	0	*	$53.13	$17	0.47%	0.00%	30.60%
2018	0	*	$40.71	$14	0.30%	0.00%	(23.49)%
2017	0	*	$53.14	$19	0.43%	0.00%	51.03%
2016	0	*	$35.16	$14	0.55%	0.00%	0.06%
VAN ECK VIP GLOBAL HARD ASSETS FUND
2020	0	*	$53.50	$6	1.05%	0.00%	19.10%
2019	0	*	$44.71	$4	0.00%	0.00%	11.87%
2018	0	*	$40.09	$6	0.00%	0.00%	(28.28)%
2017	0	*	$55.73	$6	0.00%	0.00%	(1.70)%
2016	0	*	$56.72	$7	0.39%	0.00%	43.45%

*The Investment Division has units that round to less than 1,000 units.	(Concluded)